Portfolio of Investments – as of April 30, 2025 (Unaudited)
Natixis Target Retirement 2030 Fund*

Shares	Description	Value (†)
Common Stocks — 39.2% of Net Assets
	Aerospace & Defense — 0.9%
158	AAR Corp.(a)	$8,447
7	Axon Enterprise, Inc.(a)	4,293
405	Boeing Co.(a)	74,212
71	General Electric Co.	14,309
28	L3Harris Technologies, Inc.	6,161
24	Lockheed Martin Corp.	11,466
48	Moog, Inc., Class A	8,028
8	Northrop Grumman Corp.	3,892
112	RTX Corp.	14,126
61	Woodward, Inc.	11,442
		156,376
	Air Freight & Logistics — 0.2%
178	Expeditors International of Washington, Inc.	19,564
19	FedEx Corp.	3,996
121	GXO Logistics, Inc.(a)	4,385
32	United Parcel Service, Inc., Class B	3,050
		30,995
	Automobile Components — 0.3%
458	BorgWarner, Inc.	12,998
371	Magna International, Inc.	12,896
880	Mobileye Global, Inc., Class A(a)	12,830
120	Visteon Corp.(a)	9,503
		48,227
	Automobiles — 1.0%
1,100	General Motors Co.	49,764
411	Tesla, Inc.(a)	115,968
61	Thor Industries, Inc.	4,417
		170,149
	Banks — 1.9%
258	Ameris Bancorp	15,119
426	Atlantic Union Bankshares Corp.	11,800
451	Banc of California, Inc.	6,079
1,342	Bank of America Corp.	53,519
831	Citigroup, Inc.	56,824
49	Citizens Financial Group, Inc.	1,808
146	East West Bancorp, Inc.	12,490
19	First Citizens BancShares, Inc., Class A	33,804
805	First Financial Bancorp	18,636
773	Fulton Financial Corp.	12,894
127	JPMorgan Chase & Co.	31,067
61	PNC Financial Services Group, Inc.	9,802
184	SouthState Corp.	15,967
89	Truist Financial Corp.	3,412
96	U.S. Bancorp	3,873
246	Webster Financial Corp.	11,636
437	Wells Fargo & Co.	31,031
		329,761
	Beverages — 0.9%
40	Boston Beer Co., Inc., Class A(a)	9,832
278	Coca-Cola Co.	20,169
95	Constellation Brands, Inc., Class A	17,816
869	Keurig Dr. Pepper, Inc.	30,059
989	Monster Beverage Corp.(a)	59,459
123	PepsiCo, Inc.	16,676
		154,011
	Biotechnology — 0.9%
86	AbbVie, Inc.	16,778
163	Alnylam Pharmaceuticals, Inc.(a)	42,908
18	Amgen, Inc.	5,236
Shares	Description	Value (†)
	Biotechnology — continued
132	BioMarin Pharmaceutical, Inc.(a)	$8,407
186	CRISPR Therapeutics AG(a)	7,193
117	Gilead Sciences, Inc.	12,465
128	Halozyme Therapeutics, Inc.(a)	7,862
45	Incyte Corp.(a)	2,820
75	Neurocrine Biosciences, Inc.(a)	8,077
55	Regeneron Pharmaceuticals, Inc.	32,932
22	United Therapeutics Corp.(a)	6,668
8	Vertex Pharmaceuticals, Inc.(a)	4,076
		155,422
	Broadline Retail — 1.2%
100	Alibaba Group Holding Ltd., ADR	11,943
983	Amazon.com, Inc.(a)	181,285
55	eBay, Inc.	3,749
60	Ollie's Bargain Outlet Holdings, Inc.(a)	6,366
		203,343
	Building Products — 0.4%
33	Carlisle Cos., Inc.	12,523
64	Carrier Global Corp.	4,003
393	Fortune Brands Innovations, Inc.	21,151
295	Masco Corp.	17,880
80	Owens Corning	11,633
81	Trex Co., Inc.(a)	4,683
		71,873
	Capital Markets — 2.3%
387	Bank of New York Mellon Corp.	31,119
19	BlackRock, Inc.	17,371
688	Carlyle Group, Inc.	26,584
29	Cboe Global Markets, Inc.	6,432
766	Charles Schwab Corp.	62,352
61	CME Group, Inc.	16,902
45	FactSet Research Systems, Inc.	19,450
18	Goldman Sachs Group, Inc.	9,856
312	Intercontinental Exchange, Inc.	52,407
207	Janus Henderson Group PLC	6,874
38	KKR & Co., Inc.	4,342
40	Morgan Stanley	4,617
37	MSCI, Inc.	20,169
395	Nasdaq, Inc.	30,103
21	Northern Trust Corp.	1,974
29	S&P Global, Inc.	14,501
281	SEI Investments Co.	21,999
403	State Street Corp.	35,504
153	Stifel Financial Corp.	13,111
21	T. Rowe Price Group, Inc.	1,860
		397,527
	Chemicals — 0.6%
23	Air Products & Chemicals, Inc.	6,235
124	Celanese Corp.	5,519
409	Corteva, Inc.	25,354
32	DuPont de Nemours, Inc.	2,112
41	Ecolab, Inc.	10,309
117	HB Fuller Co.	6,323
80	Innospec, Inc.	7,158
37	Linde PLC	16,770
95	Minerals Technologies, Inc.	4,901
14	Sherwin-Williams Co.	4,941
133	Stepan Co.	6,724
		96,346
	Commercial Services & Supplies — 0.2%
58	MSA Safety, Inc.	9,130

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
125	RB Global, Inc.	$12,588
17	Waste Management, Inc.	3,967
		25,685
	Communications Equipment — 0.1%
30	Arista Networks, Inc.(a)	2,468
103	Ciena Corp.(a)	6,918
37	F5, Inc.(a)	9,795
		19,181
	Construction & Engineering — 0.2%
100	AECOM	9,865
27	Comfort Systems USA, Inc.	10,734
28	EMCOR Group, Inc.	11,219
17	Quanta Services, Inc.	4,976
		36,794
	Construction Materials — 0.1%
13	Martin Marietta Materials, Inc.	6,812
35	Vulcan Materials Co.	9,181
		15,993
	Consumer Finance — 0.5%
1,245	Ally Financial, Inc.	40,662
24	American Express Co.	6,394
225	Capital One Financial Corp.	40,558
		87,614
	Consumer Staples Distribution & Retail — 0.6%
114	BJ's Wholesale Club Holdings, Inc.(a)	13,402
26	Casey's General Stores, Inc.	12,027
13	Costco Wholesale Corp.	12,929
237	Kroger Co.	17,114
83	Sprouts Farmers Market, Inc.(a)	14,193
21	Target Corp.	2,031
234	Walmart, Inc.	22,756
		94,452
	Containers & Packaging — 0.1%
116	Crown Holdings, Inc.	11,174
193	Sonoco Products Co.	7,913
		19,087
	Distributors — 0.1%
147	Genuine Parts Co.	17,280
	Diversified Consumer Services — 0.2%
20	Duolingo, Inc.(a)	7,789
53	Grand Canyon Education, Inc.(a)	9,454
141	Service Corp. International	11,266
		28,509
	Diversified REITs — 0.0%
334	American Assets Trust, Inc.	6,256
	Diversified Telecommunication Services — 0.3%
842	AT&T, Inc.	23,324
195	Iridium Communications, Inc.	4,705
430	Verizon Communications, Inc.	18,946
		46,975
	Electric Utilities — 0.3%
79	Alliant Energy Corp.	4,822
103	Eversource Energy	6,126
79	Exelon Corp.	3,705
180	FirstEnergy Corp.	7,718
76	IDACORP, Inc.	8,975
393	PPL Corp.	14,345
70	Xcel Energy, Inc.	4,949
		50,640
Shares	Description	Value (†)
	Electrical Equipment — 0.2%
28	Eaton Corp. PLC	$8,242
86	Emerson Electric Co.	9,040
16	GE Vernova, Inc.	5,933
174	nVent Electric PLC	9,554
63	Regal Rexnord Corp.	6,668
		39,437
	Electronic Equipment, Instruments & Components — 0.6%
88	Advanced Energy Industries, Inc.	8,572
66	Amphenol Corp., Class A	5,079
184	Avnet, Inc.	8,646
153	Cognex Corp.	4,177
105	Coherent Corp.(a)	6,754
21	Fabrinet(a)	4,306
253	Flex Ltd.(a)	8,688
465	Knowles Corp.(a)	7,319
29	Littelfuse, Inc.	5,287
218	TE Connectivity PLC	31,911
9	Teledyne Technologies, Inc.(a)	4,194
9	Zebra Technologies Corp., Class A(a)	2,253
		97,186
	Energy Equipment & Services — 0.1%
386	ChampionX Corp.	9,314
527	NOV, Inc.	6,119
116	Schlumberger NV	3,857
		19,290
	Entertainment — 1.2%
22	Electronic Arts, Inc.	3,192
38	Live Nation Entertainment, Inc.(a)	5,033
112	Netflix, Inc.(a)	126,753
21	Take-Two Interactive Software, Inc.(a)	4,900
539	Walt Disney Co.	49,022
2,265	Warner Bros. Discovery, Inc.(a)	19,637
		208,537
	Financial Services — 1.4%
218	Block, Inc.(a)	12,746
538	Corebridge Financial, Inc.	15,941
300	Equitable Holdings, Inc.	14,835
130	Fiserv, Inc.(a)	23,994
290	Global Payments, Inc.	22,130
16	Jack Henry & Associates, Inc.	2,775
17	Mastercard, Inc., Class A	9,317
627	MGIC Investment Corp.	15,619
245	PayPal Holdings, Inc.(a)	16,131
278	Visa, Inc., Class A	96,049
137	Voya Financial, Inc.	8,110
41	WEX, Inc.(a)	5,345
		242,992
	Food Products — 0.4%
1,342	B&G Foods, Inc.	9,246
225	General Mills, Inc.	12,766
24	Hershey Co.	4,013
76	Ingredion, Inc.	10,094
64	Kellanova	5,297
298	Kraft Heinz Co.	8,672
60	McCormick & Co., Inc.	4,600
175	Mondelez International, Inc., Class A	11,923
		66,611
	Gas Utilities — 0.2%
56	Atmos Energy Corp.	8,995

Shares	Description	Value (†)
	Gas Utilities — continued
212	New Jersey Resources Corp.	$10,375
131	ONE Gas, Inc.	10,285
		29,655
	Ground Transportation — 0.3%
222	CSX Corp.	6,232
13	Norfolk Southern Corp.	2,913
55	Ryder System, Inc.	7,572
17	Saia, Inc.(a)	4,148
48	Uber Technologies, Inc.(a)	3,888
43	Union Pacific Corp.	9,273
69	XPO, Inc.(a)	7,322
		41,348
	Health Care Equipment & Supplies — 0.8%
8	Align Technology, Inc.(a)	1,386
447	Baxter International, Inc.	13,933
39	Becton Dickinson & Co.	8,077
39	Edwards Lifesciences Corp.(a)	2,944
355	GE HealthCare Technologies, Inc.	24,967
52	Glaukos Corp.(a)	4,901
69	Hologic, Inc.(a)	4,016
65	Intuitive Surgical, Inc.(a)	33,527
94	Merit Medical Systems, Inc.(a)	8,878
30	Penumbra, Inc.(a)	8,785
12	ResMed, Inc.	2,839
26	STERIS PLC	5,843
39	Stryker Corp.	14,583
29	Zimmer Biomet Holdings, Inc.	2,989
		137,668
	Health Care Providers & Services — 1.1%
54	Cardinal Health, Inc.	7,630
654	Centene Corp.(a)	39,142
19	Chemed Corp.	11,049
33	Cigna Group	11,221
272	CVS Health Corp.	18,145
95	Elevance Health, Inc.	39,955
11	HCA Healthcare, Inc.	3,796
75	HealthEquity, Inc.(a)	6,429
7	Humana, Inc.	1,836
15	Labcorp Holdings, Inc.	3,615
11	McKesson Corp.	7,841
347	Option Care Health, Inc.(a)	11,211
59	UnitedHealth Group, Inc.	24,275
		186,145
	Health Care REITs — 0.1%
109	Welltower, Inc.	16,632
	Health Care Technology — 0.5%
839	Doximity, Inc., Class A(a)	47,723
141	Veeva Systems, Inc., Class A(a)	32,950
		80,673
	Hotel & Resort REITs — 0.0%
113	Host Hotels & Resorts, Inc.	1,596
	Hotels, Restaurants & Leisure — 0.9%
294	Airbnb, Inc., Class A(a)	35,845
237	Aramark	7,923
1	Booking Holdings, Inc.	5,099
95	Chipotle Mexican Grill, Inc.(a)	4,799
23	DoorDash, Inc., Class A(a)	4,437
84	Marriott Vacations Worldwide Corp.	4,604
57	McDonald's Corp.	18,220
372	Starbucks Corp.	29,779
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
197	Travel & Leisure Co.	$8,654
24	Wingstop, Inc.	6,333
304	Yum China Holdings, Inc.	13,166
95	Yum! Brands, Inc.	14,292
		153,151
	Household Durables — 0.2%
188	KB Home	10,158
116	Meritage Homes Corp.	7,904
193	Taylor Morrison Home Corp.(a)	11,069
97	Toll Brothers, Inc.	9,784
		38,915
	Household Products — 0.4%
104	Church & Dwight Co., Inc.	10,331
41	Colgate-Palmolive Co.	3,780
290	Energizer Holdings, Inc.	7,841
238	Procter & Gamble Co.	38,692
		60,644
	Independent Power & Renewable Electricity Producers — 0.1%
255	AES Corp.	2,550
216	Clearway Energy, Inc., Class A	5,908
		8,458
	Industrial Conglomerates — 0.1%
28	3M Co.	3,890
34	Honeywell International, Inc.	7,157
		11,047
	Industrial REITs — 0.1%
52	Prologis, Inc.	5,315
272	Rexford Industrial Realty, Inc.	9,003
		14,318
	Insurance — 1.3%
22	Allstate Corp.	4,364
463	American International Group, Inc.	37,744
45	Arch Capital Group Ltd.	4,081
46	Arthur J Gallagher & Co.	14,752
142	Assured Guaranty Ltd.	12,458
22	Chubb Ltd.	6,294
134	First American Financial Corp.	8,148
81	Hanover Insurance Group, Inc.	13,454
77	Hartford Insurance Group, Inc.	9,445
34	Marsh & McLennan Cos., Inc.	7,666
37	Prudential Financial, Inc.	3,800
157	Reinsurance Group of America, Inc.	29,408
117	Selective Insurance Group, Inc.	10,206
38	Travelers Cos., Inc.	10,037
130	Willis Towers Watson PLC	40,014
		211,871
	Interactive Media & Services — 1.8%
489	Alphabet, Inc., Class A	77,653
703	Alphabet, Inc., Class C	113,106
207	Meta Platforms, Inc., Class A	113,643
226	Yelp, Inc.(a)	7,928
		312,330
	IT Services — 0.4%
46	Accenture PLC, Class A	13,761
106	Cognizant Technology Solutions Corp., Class A	7,798
30	International Business Machines Corp.	7,255
207	Kyndryl Holdings, Inc.(a)	6,711
360	Shopify, Inc., Class A(a)	34,200
		69,725

Shares	Description	Value (†)
	Leisure Products — 0.0%
405	Mattel, Inc.(a)	$6,435
	Life Sciences Tools & Services — 0.4%
24	Agilent Technologies, Inc.	2,582
542	Avantor, Inc.(a)	7,041
23	Bio-Techne Corp.	1,158
9	Charles River Laboratories International, Inc.(a)	1,068
34	Danaher Corp.	6,777
215	Illumina, Inc.(a)	16,684
209	IQVIA Holdings, Inc.(a)	32,410
43	Repligen Corp.(a)	5,934
5	West Pharmaceutical Services, Inc.	1,056
		74,710
	Machinery — 0.8%
61	AGCO Corp.	5,175
122	Deere & Co.	56,554
42	Dover Corp.	7,167
63	Fortive Corp.	4,390
187	Graco, Inc.	15,261
14	Illinois Tool Works, Inc.	3,359
131	ITT, Inc.	17,950
80	Oshkosh Corp.	6,701
72	SPX Technologies, Inc.(a)	9,659
128	Terex Corp.	4,505
86	Toro Co.	5,872
		136,593
	Media — 0.6%
94	Charter Communications, Inc., Class A(a)	36,835
830	Comcast Corp., Class A	28,386
189	Fox Corp., Class B	8,739
233	Interpublic Group of Cos., Inc.	5,853
140	Liberty Broadband Corp., Class C(a)	12,655
96	Omnicom Group, Inc.	7,311
		99,779
	Metals & Mining — 0.2%
173	Alcoa Corp.	4,244
47	Carpenter Technology Corp.	9,194
47	Freeport-McMoRan, Inc.	1,693
75	Newmont Corp.	3,951
40	Reliance, Inc.	11,529
170	U.S. Steel Corp.	7,431
		38,042
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
641	Annaly Capital Management, Inc.	12,564
	Multi-Utilities — 0.1%
86	Consolidated Edison, Inc.	9,696
33	DTE Energy Co.	4,521
21	WEC Energy Group, Inc.	2,300
		16,517
	Office REITs — 0.2%
469	COPT Defense Properties	12,246
460	Easterly Government Properties, Inc.	9,278
397	Highwoods Properties, Inc.	11,291
207	Kilroy Realty Corp.	6,522
		39,337
	Oil, Gas & Consumable Fuels — 1.6%
232	Antero Resources Corp.(a)	8,081
1,006	APA Corp.	15,633
139	Chevron Corp.	18,912
214	CNX Resources Corp.(a)	6,298
517	ConocoPhillips	46,075
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
105	Devon Energy Corp.	$3,193
17	Diamondback Energy, Inc.	2,244
247	EOG Resources, Inc.	27,252
313	Exxon Mobil Corp.	33,062
25	Hess Corp.	3,226
379	Kinder Morgan, Inc.	9,968
183	Marathon Petroleum Corp.	25,146
67	ONEOK, Inc.	5,505
208	Ovintiv, Inc.	6,985
418	Phillips 66	43,497
233	Range Resources Corp.	7,906
27	Valero Energy Corp.	3,134
144	Williams Cos., Inc.	8,434
		274,551
	Passenger Airlines — 0.2%
669	American Airlines Group, Inc.(a)	6,657
721	Delta Air Lines, Inc.	30,015
		36,672
	Personal Care Products — 0.2%
32	Estee Lauder Cos., Inc., Class A	1,919
1,086	Kenvue, Inc.	25,629
		27,548
	Pharmaceuticals — 1.1%
180	Bristol-Myers Squibb Co.	9,036
21	Eli Lilly & Co.	18,878
56	Jazz Pharmaceuticals PLC(a)	6,550
223	Johnson & Johnson	34,857
608	Merck & Co., Inc.	51,801
114	Novartis AG, ADR	12,938
364	Novo Nordisk AS, ADR	24,188
424	Pfizer, Inc.	10,350
344	Roche Holding AG, ADR	14,025
51	Zoetis, Inc.	7,976
		190,599
	Professional Services — 0.4%
17	Automatic Data Processing, Inc.	5,110
142	Equifax, Inc.	36,939
127	Exponent, Inc.	9,992
110	Korn Ferry	6,787
34	Leidos Holdings, Inc.	5,004
18	Paychex, Inc.	2,648
44	Paylocity Holding Corp.(a)	8,453
		74,933
	Real Estate Management & Development — 0.2%
220	CBRE Group, Inc., Class A(a)	26,879
23	CoStar Group, Inc.(a)	1,706
53	Jones Lang LaSalle, Inc.(a)	12,053
		40,638
	Residential REITs — 0.0%
25	AvalonBay Communities, Inc.	5,250
	Retail REITs — 0.1%
775	Brixmor Property Group, Inc.	19,305
	Semiconductors & Semiconductor Equipment — 2.2%
107	Advanced Micro Devices, Inc.(a)	10,417
57	Analog Devices, Inc.	11,110
46	Applied Materials, Inc.	6,933
294	ARM Holdings PLC, ADR(a)	33,531
116	Broadcom, Inc.	22,327
201	Entegris, Inc.	15,903
301	Intel Corp.	6,050

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
51	Lam Research Corp.	$3,655
113	Lattice Semiconductor Corp.(a)	5,529
28	Microchip Technology, Inc.	1,290
81	Micron Technology, Inc.	6,233
113	MKS Instruments, Inc.	7,926
1,775	NVIDIA Corp.	193,333
19	ON Semiconductor Corp.(a)	754
44	Onto Innovation, Inc.(a)	5,367
203	QUALCOMM, Inc.	30,137
42	Silicon Laboratories, Inc.(a)	4,274
62	Texas Instruments, Inc.	9,923
		374,692
	Software — 3.0%
24	Adobe, Inc.(a)	8,999
10	ANSYS, Inc.(a)	3,219
176	Autodesk, Inc.(a)	48,268
23	Cadence Design Systems, Inc.(a)	6,848
117	Docusign, Inc.(a)	9,565
223	Dynatrace, Inc.(a)	10,474
92	Guidewire Software, Inc.(a)	18,839
10	Intuit, Inc.	6,275
50	Manhattan Associates, Inc.(a)	8,869
441	Microsoft Corp.	174,310
546	Oracle Corp.	76,833
24	Palo Alto Networks, Inc.(a)	4,486
25	PTC, Inc.(a)	3,874
43	Qualys, Inc.(a)	5,406
27	Roper Technologies, Inc.	15,122
186	Salesforce, Inc.	49,980
11	ServiceNow, Inc.(a)	10,505
37	SPS Commerce, Inc.(a)	5,310
8	Synopsys, Inc.(a)	3,672
12	Tyler Technologies, Inc.(a)	6,520
113	Workday, Inc., Class A(a)	27,685
		505,059
	Specialized REITs — 0.1%
20	American Tower Corp.	4,508
25	Crown Castle, Inc.	2,644
15	Digital Realty Trust, Inc.	2,408
5	Equinix, Inc.	4,304
		13,864
	Specialty Retail — 0.6%
27	Asbury Automotive Group, Inc.(a)	5,890
45	Burlington Stores, Inc.(a)	10,127
40	Dick's Sporting Goods, Inc.	7,509
80	Floor & Decor Holdings, Inc., Class A(a)	5,715
216	GameStop Corp., Class A(a)	6,018
51	Home Depot, Inc.	18,385
25	Lithia Motors, Inc.	7,319
31	Lowe's Cos., Inc.	6,930
5	O'Reilly Automotive, Inc.(a)	7,076
29	Ross Stores, Inc.	4,031
129	TJX Cos., Inc.	16,600
		95,600
	Technology Hardware, Storage & Peripherals — 0.9%
671	Apple, Inc.	142,587
145	Hewlett Packard Enterprise Co.	2,352
84	HP, Inc.	2,148
36	NetApp, Inc.	3,231
		150,318
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.3%
48	Crocs, Inc.(a)	$4,628
4	Lululemon Athletica, Inc.(a)	1,083
460	NIKE, Inc., Class B	25,944
74	PVH Corp.	5,105
18	Ralph Lauren Corp.	4,049
1,134	Under Armour, Inc., Class A(a)	6,487
282	VF Corp.	3,350
		50,646
	Trading Companies & Distributors — 0.1%
179	Core & Main, Inc., Class A(a)	9,430
28	Watsco, Inc.	12,875
		22,305
	Water Utilities — 0.2%
264	American States Water Co.	21,413
18	American Water Works Co., Inc.	2,646
		24,059
	Wireless Telecommunication Services — 0.1%
256	Telephone & Data Systems, Inc.	9,597
	Total Common Stocks (Identified Cost $6,243,705)	6,650,338

Principal Amount
Bonds and Notes — 18.0%
	Apartment REITs — 0.1%
$16,000	Essex Portfolio LP, 3.000%, 1/15/2030	14,798
	Automotive — 0.5%
29,000	Cummins, Inc., 5.150%, 2/20/2034	29,422
26,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	25,759
8,000	Lear Corp., 4.250%, 5/15/2029	7,784
16,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	14,461
		77,426
	Banking — 1.8%
17,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	16,436
35,000	Bank of America Corp., MTN, (fixed rate to 2/04/2032, variable rate thereafter), 2.972%, 2/04/2033	30,770
33,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	31,907
24,000	Citigroup, Inc., 4.600%, 3/09/2026	23,989
25,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	24,981
16,000	Huntington Bancshares, Inc., (fixed rate to 2/02/2034, variable rate thereafter), 5.709%, 2/02/2035	16,029
27,000	KeyCorp, MTN, 2.550%, 10/01/2029	24,492
23,000	M&T Bank Corp., (fixed rate to 10/30/2028, variable rate thereafter), 7.413%, 10/30/2029	24,742
15,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	14,671
12,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	11,586
15,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	14,887
30,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	29,389
29,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	29,019
18,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	15,515
		308,413

Principal Amount	Description	Value (†)
	Brokerage — 0.3%
$30,000	BlackRock, Inc., 2.400%, 4/30/2030	$27,455
30,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	19,331
		46,786
	Building Materials — 0.3%
18,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	16,641
33,000	Owens Corning, 3.950%, 8/15/2029	32,120
		48,761
	Chemicals — 0.2%
35,000	Ecolab, Inc., 2.125%, 2/01/2032	29,848
8,000	LYB International Finance BV, 5.250%, 7/15/2043	6,949
		36,797
	Consumer Products — 0.2%
25,000	Kenvue, Inc., 5.050%, 3/22/2053	23,207
12,000	Procter & Gamble Co., 3.000%, 3/25/2030	11,458
		34,665
	Diversified Manufacturing — 0.3%
30,000	Eaton Corp., 4.150%, 3/15/2033	28,813
18,000	Emerson Electric Co., 2.000%, 12/21/2028	16,692
		45,505
	Electric — 0.8%
18,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	16,948
33,000	Entergy Corp., 0.900%, 9/15/2025	32,531
17,000	Exelon Corp., 4.050%, 4/15/2030	16,552
32,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	28,490
13,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	12,610
8,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,819
25,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	24,750
		137,700
	Environmental — 0.1%
20,000	Republic Services, Inc., 1.450%, 2/15/2031	16,828
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,930
		19,758
	Finance Companies — 0.2%
17,000	ARES Capital Corp., 3.250%, 7/15/2025	16,945
20,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	18,901
		35,846
	Food & Beverage — 0.7%
13,000	Bunge Ltd. Finance Corp., 2.750%, 5/14/2031	11,637
32,000	Coca-Cola Co., 1.450%, 6/01/2027	30,461
25,000	Kellanova, 4.300%, 5/15/2028	25,060
12,000	Keurig Dr. Pepper, Inc., 3.200%, 5/01/2030	11,241
16,000	Mondelez International, Inc., 2.750%, 4/13/2030	14,710
33,000	PepsiCo, Inc., 2.750%, 3/19/2030	30,847
		123,956
	Government Owned - No Guarantee — 0.4%
23,000	Equinor ASA, 3.625%, 4/06/2040	18,732
42,000	Federal National Mortgage Association, 6.625%, 11/15/2030	47,687
		66,419
	Health Care REITs — 0.3%
31,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	30,687
18,000	Welltower OP LLC, 2.800%, 6/01/2031	16,204
		46,891
Principal Amount	Description	Value (†)
	Health Insurance — 0.3%
$26,000	Elevance Health, Inc., 4.101%, 3/01/2028	$25,851
23,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	23,970
		49,821
	Healthcare — 0.3%
16,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	15,960
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,955
17,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	16,705
17,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	15,735
		54,355
	Home Construction — 0.1%
25,000	NVR, Inc., 3.000%, 5/15/2030	23,013
	Integrated Energy — 0.1%
17,000	Shell International Finance BV, 6.375%, 12/15/2038	18,661
	Life Insurance — 0.3%
8,000	Athene Holding Ltd., 6.150%, 4/03/2030	8,397
23,000	Manulife Financial Corp., 3.703%, 3/16/2032	21,444
16,000	MetLife, Inc., 5.375%, 7/15/2033	16,493
15,000	Prudential Financial, Inc., 3.935%, 12/07/2049	11,273
		57,607
	Media Entertainment — 0.2%
15,000	Netflix, Inc., 3.625%, 6/15/2025(b)	14,970
24,000	Netflix, Inc., 4.900%, 8/15/2034	24,201
		39,171
	Metals & Mining — 0.1%
19,000	Nucor Corp., 3.125%, 4/01/2032	17,046
	Midstream — 0.1%
24,000	Enbridge, Inc., 5.625%, 4/05/2034	24,279
	Mortgage Related — 4.8%
26,917	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	21,374
19,448	Federal Home Loan Mortgage Corp., 2.500%, 11/01/2051	16,206
19,627	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	16,295
19,418	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	16,133
1,710	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	1,488
28,054	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	24,376
13,480	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	11,710
25,522	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	22,172
10,374	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	9,010
54,436	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	49,208
5,063	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	4,727
6,027	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	5,624
911	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2053	872
22,957	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	22,505
3,438	Federal National Mortgage Association, 2.000%, 9/01/2050	2,753
26,529	Federal National Mortgage Association, 2.000%, 7/01/2051	21,152
81,746	Federal National Mortgage Association, 2.000%, 8/01/2051	65,150
10,462	Federal National Mortgage Association, 2.000%, 10/01/2051	8,312
2,931	Federal National Mortgage Association, 2.500%, 8/01/2050	2,451
31,616	Federal National Mortgage Association, 2.500%, 2/01/2051	26,308
18,956	Federal National Mortgage Association, 2.500%, 8/01/2051	15,786
14,908	Federal National Mortgage Association, 2.500%, 9/01/2051	12,419

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$37,578	Federal National Mortgage Association, 2.500%, 4/01/2052	$31,222
36,220	Federal National Mortgage Association, 2.500%, 6/01/2052	30,136
2,504	Federal National Mortgage Association, 3.000%, 4/01/2034	2,431
1,506	Federal National Mortgage Association, 3.000%, 6/01/2049	1,324
6,551	Federal National Mortgage Association, 3.000%, 12/01/2049	5,727
32,946	Federal National Mortgage Association, 3.000%, 5/01/2051	28,687
27,879	Federal National Mortgage Association, 3.000%, 4/01/2052	24,257
30,321	Federal National Mortgage Association, 3.000%, 7/01/2052	26,327
1,382	Federal National Mortgage Association, 3.500%, 4/01/2049	1,259
4,127	Federal National Mortgage Association, 3.500%, 6/01/2049	3,757
931	Federal National Mortgage Association, 3.500%, 7/01/2049	848
1,719	Federal National Mortgage Association, 3.500%, 8/01/2049	1,563
15,787	Federal National Mortgage Association, 3.500%, 4/01/2052	14,271
31,896	Federal National Mortgage Association, 3.500%, 5/01/2052	28,835
13,602	Federal National Mortgage Association, 3.500%, 7/01/2052	12,287
409	Federal National Mortgage Association, 4.000%, 6/01/2049	385
1,474	Federal National Mortgage Association, 4.000%, 3/01/2050	1,386
23,747	Federal National Mortgage Association, 4.000%, 9/01/2052	22,171
29,009	Federal National Mortgage Association, 4.000%, 5/01/2053	27,059
243	Federal National Mortgage Association, 4.500%, 9/01/2048	236
1,004	Federal National Mortgage Association, 4.500%, 5/01/2049	975
582	Federal National Mortgage Association, 4.500%, 6/01/2049	566
13,174	Federal National Mortgage Association, 4.500%, 2/01/2053	12,624
8,855	Federal National Mortgage Association, 4.500%, 4/01/2053	8,483
1,801	Federal National Mortgage Association, 4.500%, 7/01/2053	1,725
27,426	Federal National Mortgage Association, 4.500%, 8/01/2053	26,240
4,729	Government National Mortgage Association, 3.000%, 4/20/2052	4,187
28,142	Government National Mortgage Association, 3.000%, 6/20/2052	24,917
15,585	Government National Mortgage Association, 4.000%, 8/20/2053	14,556
17,036	Government National Mortgage Association, 5.000%, 7/20/2053	16,738
68,621	Government National Mortgage Association, 5.500%, 4/20/2053	68,809
		820,019
Principal Amount	Description	Value (†)
	Office REITs — 0.1%
$12,000	Boston Properties LP, 2.750%, 10/01/2026	$11,634
	Oil Field Services — 0.2%
17,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	16,647
17,000	Schlumberger Investment SA, 4.850%, 5/15/2033	16,345
		32,992
	Other REITs — 0.1%
20,000	Prologis LP, 1.250%, 10/15/2030	16,977
	Pharmaceuticals — 0.5%
34,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	30,148
14,000	Biogen, Inc., 2.250%, 5/01/2030	12,451
15,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	14,513
13,000	Merck & Co., Inc., 1.450%, 6/24/2030	11,297
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,013
		75,422
	Property & Casualty Insurance — 0.1%
8,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	7,354
19,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	16,895
		24,249
	Railroads — 0.3%
27,000	CSX Corp., 2.600%, 11/01/2026	26,321
35,000	Union Pacific Corp., 2.950%, 3/10/2052	22,111
		48,432
	Restaurants — 0.2%
29,000	Starbucks Corp., 2.250%, 3/12/2030	26,027
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,778
9,000	Realty Income Corp., 3.400%, 1/15/2028	8,780
		16,558
	Retailers — 0.5%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,110
30,000	Home Depot, Inc., 1.375%, 3/15/2031	25,193
34,000	TJX Cos., Inc., 1.150%, 5/15/2028	31,221
12,000	Walmart, Inc., 4.100%, 4/15/2033	11,704
		76,228
	Technology — 1.1%
25,000	Adobe, Inc., 2.300%, 2/01/2030	23,007
13,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	12,451
15,000	Intel Corp., 2.450%, 11/15/2029	13,509
25,000	International Business Machines Corp., 4.000%, 6/20/2042	20,385
16,000	NVIDIA Corp., 2.850%, 4/01/2030	15,121
26,000	Oracle Corp., 2.950%, 5/15/2025	25,981
35,000	QUALCOMM, Inc., 1.650%, 5/20/2032	28,712
13,000	QUALCOMM, Inc., 4.500%, 5/20/2052	10,763
25,000	Salesforce, Inc., 1.500%, 7/15/2028	23,146
16,000	Texas Instruments, Inc., 4.900%, 3/14/2033	16,205
		189,280
	Treasuries — 1.9%
39,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	18,971
28,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	20,503
24,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	16,743
69,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	51,327
38,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	28,524
50,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	37,213
24,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	22,223
80,000	U.S. Treasury Notes, 0.375%, 11/30/2025	78,293
52,000	U.S. Treasury Notes, 3.125%, 8/31/2027	51,456
		325,253

Principal Amount	Description	Value (†)
	Utility Other — 0.1%
$14,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$10,767
	Wireless — 0.1%
23,000	Vodafone Group PLC, 6.150%, 2/27/2037	24,320
	Wirelines — 0.2%
12,000	AT&T, Inc., 3.650%, 6/01/2051	8,396
38,000	Verizon Communications, Inc., 2.650%, 11/20/2040	26,712
		35,108
	Total Bonds and Notes (Identified Cost $3,212,072)	3,060,940

Shares
Exchange-Traded Funds — 5.4%
10,847	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $859,524)	918,524

Mutual Funds — 8.6%
35,390	WCM Focused Emerging Markets Fund, Institutional Class	530,137
38,947	WCM Focused International Growth Fund, Institutional Class	935,131
	Total Mutual Funds (Identified Cost $1,561,065)	1,465,268

Affiliated Mutual Funds — 26.4%
101,251	Loomis Sayles Inflation Protected Securities Fund, Class N	988,207
102,083	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,116,786
166,947	Mirova Global Green Bond Fund, Class N	1,450,770
71,138	Mirova International Megatrends Fund, Class N	924,793
	Total Affiliated Mutual Funds (Identified Cost $4,754,609)	4,480,556

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$543,381	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2025 at 2.500% to be repurchased at $543,419 on 5/01/2025 collateralized by $67,800 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $90,300; $455,300 U.S. Treasury Note, 4.500% due 7/15/2026 valued at $464,723 including accrued interest(c) (Identified Cost $543,381)	$543,381
	Total Investments — 100.8% (Identified Cost $17,174,356)	17,119,007
	Other assets less liabilities — (0.8)%	(130,083)
	Net Assets — 100.0%	$16,988,924

*	Subsequent Event. On March 13, 2025, the Board of Trustees approved a plan to liquidate Natixis Target Retirement 2030 Fund. Liquidation will take place on or about July 29, 2025.

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the value of Rule 144A holdings amounted to $42,092 or
0.2% of net assets.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2025, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$1,034,781	$33,152	$98,452	$1,073	$17,653	$988,207	101,251	$8,678
Loomis Sayles Limited Term Government and Agency Fund, Class N	1,173,706	38,386	111,089	1,336	14,447	1,116,786	102,083	10,608

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2025	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$1,534,240	$32,536	$130,975	$2,812	$12,157	$1,450,770	166,947	$ —
Mirova International Megatrends Fund, Class N	946,636	16,957	76,445	3,279	34,366	924,793	71,138	—
	$4,689,363	$121,031	$416,961	$8,500	$78,623	$4,480,556	441,419	$19,286

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,650,338	$ —	$ —	$6,650,338
Bonds and Notes(a)	—	3,060,940	—	3,060,940
Exchange-Traded Funds	918,524	—	—	918,524
Mutual Funds	1,465,268	—	—	1,465,268
Affiliated Mutual Funds	4,480,556	—	—	4,480,556
Short-Term Investments	—	543,381	—	543,381
Total Investments	$13,514,686	$3,604,321	$—	$17,119,007

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2025 (Unaudited)
Equity	58.7%
Fixed Income	38.9
Short-Term Investments	3.2
Total Investments	100.8
Other assets less liabilities	(0.8)
Net Assets	100.0%